Gallery Trust	Mondrian International Value
Equity Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.9%
	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 1.5%
Aurizon Holdings Ltd	4,017,454	$10,500,680
Total Australia		10,500,680
FRANCE — 8.6%
Bouygues SA	369,804	12,182,753
Cie de Saint-Gobain SA	190,893	10,963,161
Dassault Aviation SA	41,384	7,066,843
Kering SA	15,881	9,909,019
Sanofi SA	209,794	20,543,884
Total France		60,665,660
GERMANY — 8.1%
Allianz SE	84,329	20,164,152
Continental AG	158,847	11,153,428
Evonik Industries AG	535,193	11,896,508
HeidelbergCement AG	194,911	13,374,238
Total Germany		56,588,326
HONG KONG — 5.9%
CK Hutchison Holdings Ltd	3,316,000	21,102,864
Jardine Matheson Holdings Ltd	180,215	9,577,876
WH Group Ltd	17,707,139	10,905,201
Total Hong Kong		41,585,941
ITALY — 7.4%
Enel SpA	3,916,762	23,062,270
Eni SpA	709,428	10,916,801
Snam SpA	3,542,931	18,045,953
Total Italy		52,025,024
JAPAN — 27.5%
Coca-Cola Bottlers Japan Holdings Inc	79,300	834,940
FUJIFILM Holdings Corp	217,000	11,483,897
Fujitsu Ltd	133,500	19,007,655
Hitachi Ltd	191,700	10,053,222
Honda Motor Co Ltd	704,300	17,421,925

Gallery Trust	Mondrian International Value
Equity Fund
January 31, 2023
(Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
JAPAN (continued)
Kao Corp	101,500	$4,102,817
Kyocera Corp	234,400	12,163,345
MINEBEA MITSUMI	88,500	1,542,794
Mitsubishi Electric Corp	1,082,500	11,929,967
Nippon Telegraph & Telephone Corp	471,300	14,132,177
Otsuka Holdings Co Ltd	102,100	3,275,412
Secom Co Ltd	157,900	9,407,021
Sekisui Chemical Co Ltd	814,800	11,413,952
Sony Corp Group	253,500	22,650,628
Sumitomo Metal Mining	64,300	2,610,789
Takeda Pharmaceutical Co Ltd	637,800	20,050,771
Tokio Marine Holdings Inc	483,156	10,119,564
Toyota Industries Corp	188,600	11,480,582
Total Japan		193,681,458
NETHERLANDS — 2.5%
Koninklijke Philips NV	1,025,403	17,703,972
Total Netherlands		17,703,972
SINGAPORE — 4.4%
Singapore Telecommunications Ltd	4,316,902	8,267,574
United Overseas Bank Ltd	982,040	22,322,397
Total Singapore		30,589,971
SPAIN — 3.3%
Banco Santander SA	6,695,984	23,401,963
Total Spain		23,401,963
SWEDEN — 1.2%
Telia Co AB	3,318,569	8,570,678
Total Sweden		8,570,678
SWITZERLAND — 2.9%
Novartis AG	224,503	20,297,110
Total Switzerland		20,297,110

Gallery Trust	Mondrian International Value
Equity Fund
January 31, 2023
(Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
TAIWAN — 0.9%
Taiwan Semiconductor Manufacturing Co Ltd	363,000	$6,405,787
Total Taiwan		6,405,787
UNITED KINGDOM — 24.7%
Associated British Foods PLC	631,719	14,501,225
BP PLC	3,256,703	19,671,284
GSK PLC	825,959	14,507,979
Imperial Brands PLC	702,012	17,610,820
Kingfisher PLC	4,464,711	15,402,870
Lloyds Banking Group PLC	34,867,723	22,691,725
Shell PLC	611,450	17,950,792
SSE PLC	767,653	16,385,280
Tesco PLC	5,071,680	15,414,748
WPP PLC	1,696,586	19,822,438
Total United Kingdom		173,959,161
Total Common Stock
(Cost $697,284,078) .
		695,975,731
Total Value of Securities — 98.9%
(Cost $697,284,078)		$695,975,731

Percentages are based on Net Assets of $703,544,900.

Ltd — Limited
PLC — Public Limited Company

MON-QH-001-1400

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
January 31, 2023
(Unaudited)

 SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.2%
	Number of	Value
	Shares	(U.S. $)
BRAZIL — 6.9%
Hypera SA *	16,000	$147,162
Itau Unibanco Holding SA ADR *	32,551	162,104
Petroleo Brasileiro ADR	40,181	466,100
Suzano Papel e Celulose SA	46,900	429,152
Vale ADR Class B	20,207	377,467
Total Brazil		1,581,985
CANADA — 2.4%
Barrick Gold Corp US	28,521	557,586
Total Canada		557,586
CHINA — 36.7%
Alibaba Group Holding Ltd *	90,492	1,244,145
Autohome Inc ADR	13,308	463,917
Baidu Inc ADR *	3,844	517,710
China Medical System Holdings Ltd	172,000	296,910
China Merchants Bank Class A	106,800	654,644
CSPC Pharmaceutical Group Ltd	273,520	311,868
Gree Electric Appliances Inc Class A	85,196	437,848
Jiangsu Yanghe Brewery Joint-Stock Co Ltd
Class A	12,312	321,185
LONGi Green Energy Tech Co Ltd Class A *	42,200	302,508
LONGi Green Energy Technology Class A *	10,500	75,268
Meituan Class B *	1,200	26,827
Midea Group Co Ltd Class A	55,103	452,208
NetEase Inc	23,286	413,143
Ping An Insurance Group Co of China Ltd Class H	134,500	1,044,756
Tencent Holdings Ltd	7,300	355,721
Tingyi Cayman Islands Holding Corp Class H	152,000	252,869
Wuliangye Yibin Class A	13,700	426,299
Xinyi Solar Holdings Ltd	308,000	400,697
Yum China Holdings Inc	1,540	94,879
Zijin Mining Group Class H	164,000	271,264
Total China		8,364,666

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
January 31, 2023
(Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
HONG KONG — 1.7%
WH Group Ltd	628,728	$387,211
Total Hong Kong		387,211
INDIA — 9.6%
Axis Bank Inc	39,437	421,492
HCL Technologies Ltd	18,450	254,418
Housing Development Finance Corp Ltd	25,407	817,913
Infosys Ltd Sponsored ADR	9,077	170,648
Power Grid Corp of India Ltd	104,345	276,905
Reliance Industries Ltd	8,292	239,203
Total India		2,180,579
INDONESIA — 2.7%
Bank Rakyat Indonesia Persero Tbk PT	1,998,339	612,827
Total Indonesia		612,827
MEXICO — 1.8%
Grupo Financiero Banorte SAB de CV Class O	48,050	398,067
Total Mexico		398,067
PERU — 2.3%
Credicorp Ltd	3,946	529,948
Total Peru		529,948
RUSSIA — 0.0%
LUKOIL PJSC Sponsored ADR *	6,040	60
Total Russia		60
SOUTH KOREA — 9.3%
LG Chem Ltd	723	408,063
Samsung Electronics Co Ltd	5,781	287,953
Samsung Fire & Marine Insurance Co Ltd	2,262	372,974
Shinhan Financial Group Co Ltd	15,421	521,452
SK Hynix Inc	7,332	530,425
Total South Korea		2,120,867

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
January 31, 2023
(Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
TAIWAN — 15.1%
CTBC Financial Holding Co Ltd	352,000	$269,148
Delta Electronics Inc	32,000	310,319
Hon Hai Precision Industry Co Ltd	172,000	573,574
MediaTek Inc	21,000	507,380
Taiwan Semiconductor Manufacturing Co Ltd	101,000	1,782,327
Total Taiwan		3,442,748
UNITED KINGDOM — 3.7%
Mondi PLC	17,806	335,783
Unilever PLC	9,818	498,427
Total United Kingdom		834,210
Total Common Stock
(Cost $20,641,240)
		21,010,754

PREFERRED STOCK — 6.3%
BRAZIL — 1.0%
Itausa SA Pref^ *	131,318	220,402
SOUTH KOREA — 5.3%
LG Chem Ltd Pref^	1,222	304,295
Samsung Electronics Co Ltd^	20,384	914,714
		1,219,009
Total Preferred Stock
(Cost $1,447,089) .
		1,439,411
Total Value of Securities — 98.5%
(Cost $22,088,329)		$22,450,165

Percentages are based on Net Assets of $22,793,649.

*	Non-income producing security.
^	There is currently no rate available.

ADR — American Depositary Receipt

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
January 31, 2023
(Unaudited)

Ltd — Limited
PLC — Public Limited Company

MON-QH-001-1400

Gallery Trust	Mondrian International Government
Fixed Income Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

GLOBAL BONDS — 98.2%
	Face Amount		Value
	(Local Currency)		(U.S. $)
AUSTRALIA — 2.2%
Australia Government Bond
4.750%, 04/21/27	AUD	159,000	$118,854
3.000%, 03/21/47	AUD	150,000	89,945
Total Australia			208,799
AUSTRIA — 3.1%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	237,031	296,354
Total Austria			296,354
BELGIUM — 0.8%
Kingdom of Belgium Government Bond
0.400%, 06/22/40 (A)	EUR	102,454	70,806
Total Belgium			70,806
CANADA — 2.0%
Canadian Government Bond
1.000%, 06/01/27	CAD	22,000	15,220
0.500%, 12/01/30	CAD	281,000	176,002
Total Canada			191,222
CHILE — 0.9%
Chile Government International Bond
0.830%, 07/02/31	EUR	104,000	89,320
Total Chile			89,320
FINLAND — 4.6%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	440,000	434,896
Total Finland			434,896

Gallery Trust	Mondrian International Government
Fixed Income Fund
January 31, 2023
(Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
FRANCE — 4.6%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	440,000	$439,536
Total France			439,536
GERMANY — 5.4%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	88,500	99,608
Deutsche Bahn Finance GMBH
1.375%, 03/03/34	EUR	125,000	109,659
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	37,000,000	299,969
Total Germany			509,236
ITALY — 9.8%
Enel Finance International
0.875%, 06/17/36	EUR	100,000	71,386
Italy Buoni Poliennali Del Tesoro
2.950%, 09/01/38 (A)	EUR	550,000	506,330
2.000%, 02/01/28	EUR	347,000	350,949
Total Italy			928,665
JAPAN — 19.3%
Japan Government Ten Year Bond
0.600%, 06/20/24	JPY	18,750,000	145,283
0.100%, 06/20/26	JPY	56,050,000	431,447
Japan Government Thirty Year Bond
1.700%, 03/20/44	JPY	31,000,000	249,674
0.300%, 06/20/46	JPY	57,000,000	334,656
Japan Government Twenty Year Bond
0.200%, 06/20/36	JPY	78,600,000	545,161
Sumitomo Mitsui Trust Bank
0.010%, 10/15/27	EUR	129,000	119,490
Total Japan			1,825,711

Gallery Trust	Mondrian International Government
Fixed Income Fund
January 31, 2023
(Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
MALAYSIA — 2.2%
Malaysia Government Bond
4.181%, 07/15/24	MYR	90,000	$21,395
3.882%, 03/14/25	MYR	773,000	182,934
Total Malaysia			204,329
MEXICO — 4.9%
Mexican Bonos
8.000%, 11/07/47	MXN	9,500,000	464,781
Total Mexico			464,781
NETHERLANDS — 4.7%
Netherlands Government Bond
2.750%, 01/15/47 (A)	EUR	250,000	285,680
0.500%, 01/15/40 (A)	EUR	205,000	159,686
Total Netherlands			445,366
NEW ZEALAND — 2.2%
New Zealand Government Bond
2.000%, 05/15/32	NZD	385,000	208,503
Total New Zealand			208,503
NORWAY — 2.4%
Equinor
1.625%, 02/17/35	EUR	126,000	112,186
Kommunalbanken
0.050%, 10/24/29	EUR	131,000	117,504
Total Norway			229,690
POLAND — 1.1%
Republic of Poland Government Bond
2.500%, 07/25/26	PLN	525,000	107,911
Total Poland			107,911

Gallery Trust	Mondrian International Government
Fixed Income Fund
January 31, 2023
(Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
SOUTH KOREA — 2.0%
Korea Treasury Bond
1.250%, 09/10/23	KRW	240,280,000	$192,494
Total South Korea			192,494
SUPRANATIONAL — 14.9%
Asian Development Bank
2.350%, 06/21/27	JPY	50,000,000	419,460
European Financial Stability Facility
0.950%, 02/14/28	EUR	457,000	453,358
European Investment Bank
2.150%, 01/18/27	JPY	65,500,000	542,034
Total Supranational			1,414,852
SWEDEN — 1.3%
Svenska Handelsbanken
0.050%, 09/06/28	EUR	133,000	119,808
Total Sweden			119,808
SWITZERLAND — 3.1%
Swiss Confederation Government Bond
1.500%, 07/24/25	CHF	52,000	57,358
1.250%, 06/11/24	CHF	212,000	232,007
Total Switzerland			289,365
UNITED KINGDOM — 5.7%
United Kingdom Gilt
4.250%, 09/07/39	GBP	202,000	264,112
1.500%, 07/22/47	GBP	125,000	98,460
1.250%, 10/22/41	GBP	113,000	92,492
0.375%, 10/22/26	GBP	76,163	84,409
			539,473

Gallery Trust	Mondrian International Government
Fixed Income Fund
January 31, 2023
(Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
UNITED STATES — 1.0%
Wells Fargo
1.741%, 05/04/30 (B)	EUR	100,000	$94,596
Total United States			94,596
Total Global Bonds
(Cost $10,769,540)			9,305,713

Total Value of Securities — 98.2%
(Cost $10,769,540)			$9,305,713

A list of the open forward foreign currency exchange contracts held by the Fund at January 31, 2023, is as follows:

						Unrealized
	Maturity	Currency to		Currency to		Appreciation
Counterparty	Date	Deliver		Receive		(Depreciation)
Brown Brothers Harriman	04/28/23	USD	49,969	MXN	955,000	$(45)
Brown Brothers Harriman	04/28/23	EUR	55,000	USD	60,040	(71)
Brown Brothers Harriman	04/28/23	USD	655,919	EUR	599,500	(713)
Brown Brothers Harriman	04/28/23	USD	120,825	GBP	97,500	(400)
Brown Brothers Harriman	04/28/23	USD	93,404	HUF	34,179,500	(903)
Brown Brothers Harriman	04/28/23	NZD	163,500	USD	106,014	293
Brown Brothers Harriman	04/28/23	MXN	9,710,500	USD	509,072	1,449
Brown Brothers Harriman	04/28/23	CAD	254,000	USD	190,815	(222)
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts						$(612)

Percentages are based on Net Assets of $9,475,554.

(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of securities as of January 31, 2023, was $1,457,398 and represents 15.4% of Net Assets.

(B)	Variable rate security - Rate disclosed is the rate in effect on January 31, 2023.

AUD — Australian Dollar
CAD —Canadian Dollar
CHF —Swiss Franc
EUR — Euro
GBP —Pound Sterling

Gallery Trust	Mondrian International Government
Fixed Income Fund
January 31, 2023
(Unaudited)

HUF —Hungarian Forint
JPY —Japanese Yen
KRW —South Korean Won
MXN —Mexican Peso
MYR —Malaysian Ringgit
NZD —New Zealand Dollar
OAT — Obligations Assimilables du Trésor
PLN —Polish Zloty
USD —United States Dollar

MON-QH-001-1400

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%
	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 4.0%
Aurizon Holdings Ltd	27,415	$71,656
Total Australia		71,656
CANADA — 7.3%
Enbridge Inc	1,487	60,886
TC Energy	1,640	70,663
Total Canada		131,549
CHILE — 3.9%
Enel Americas SA	526,148	69,655
Total Chile		69,655
CHINA — 8.2%
Guangdong Investment Ltd	68,000	73,877
Jiangsu Expressway Co Ltd Class H	74,000	72,881
Total China		146,758
FRANCE — 12.2%
Eiffage SA	735	78,506
Rubis SCA	2,621	73,349
Veolia Environnement SA	2,223	65,984
Total France		217,839
INDIA — 3.3%
Power Grid Corp of India Ltd	22,362	59,343
Total India		59,343
ITALY — 8.0%
Enel SpA	13,620	80,196
Snam SpA	12,400	63,159
Total Italy		143,355

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
January 31, 2023
(Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
MALAYSIA — 4.1%
Westports Holdings	82,400	$72,970
Total Malaysia		72,970
MEXICO — 7.1%
Aeroportuario Centro Norte SAB de CV Class B	4,412	40,309
Promotora y Operadora de Infraestructura SAB de
CV	8,876	86,627
Total Mexico		126,936
PORTUGAL — 4.1%
EDP - Energias de Portugal SA	14,678	72,924
Total Portugal		72,924
SPAIN — 8.2%
Iberdrola SA	6,894	80,879
Red Electrica Corp SA	3,741	66,211
Total Spain		147,090
UNITED KINGDOM — 3.2%
SSE PLC	2,678	57,161
Total United Kingdom		57,161
UNITED STATES — 24.9%
Health Care — 4.1%
HCA Healthcare Inc	284	72,440
Industrials — 6.6%
CSX Corp	1,852	57,264
Norfolk Southern	249	61,206
		118,470
Real Estate — 2.8%
American Tower REIT	228	50,933
Utilities — 11.4%
Edison International	1,088	74,963
Eversource Energy	829	68,252

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
January 31, 2023
(Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Utilities (continued)
PPL Corporation	2,066	$61,154
		204,369
Total United States		446,212
Total Common Stock
(Cost $1,690,076)
		1,763,448

RIGHTS — 0.1%
Iberdrola (A)(B)	6,894	1,409
Total Rights
(Cost $–) .
		1,409
Total Value of Securities — 98.6%
(Cost $1,690,076)		$1,764,857

Percentages are based on Net Assets of $1,789,031.

(A)	Expiration date is unavailable.
(B)	Strike price is unavailable.

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MON-QH-001-1400

Gallery Trust	Mondrian Global Equity
Value Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%
	Number of	Value
	Shares	(U.S. $)
BRAZIL — 0.9%
Hypera SA	135,100	$1,242,602
Total Brazil		1,242,602
CANADA — 0.9%
TC Energy	28,204	1,215,238
Total Canada		1,215,238
CHINA — 4.4%
Alibaba Group Holding Ltd *	144,300	1,983,934
Autohome Inc ADR	30,871	1,076,163
Midea Group Co Ltd Class A	184,555	1,514,568
Ping An Insurance Group Co of China Ltd Class H	193,000	1,499,166
Total China		6,073,831
FRANCE — 3.4%
Sanofi SA	32,262	3,159,226
Thales SA	11,624	1,537,376
Total France		4,696,602
GERMANY — 1.1%
Continental AG	20,619	1,447,761
Total Germany		1,447,761
HONG KONG — 1.1%
WH Group Ltd	2,506,957	1,543,946
Total Hong Kong		1,543,946
INDIA — 1.5%
Housing Development Finance Corp Ltd	64,785	2,085,587
Total India		2,085,587
ITALY — 4.0%
Enel SpA	683,330	4,023,512

Gallery Trust	Mondrian Global Equity
Value Fund
January 31, 2023
(Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
ITALY (continued)
Snam SpA	284,878	$1,451,029
Total Italy		5,474,541
JAPAN — 17.7%
Fujitsu Ltd	23,200	3,303,203
Hitachi Ltd	58,100	3,046,908
Matsukiyococokara & Co	34,900	1,740,964
Mitsubishi Electric Corp	108,900	1,200,160
SCSK Corp	119,700	1,949,605
Sekisui Chemical Co Ltd	130,700	1,830,883
Sony Corp Group	44,400	3,967,212
Sumitomo Metal Mining	9,600	389,791
Sundrug Co Ltd	133,200	3,768,671
Toyota Industries Corp	53,300	3,244,512
Total Japan		24,441,909
NETHERLANDS — 1.9%
Koninklijke Philips NV	149,528	2,581,658
Total Netherlands		2,581,658
PERU — 0.8%
Credicorp Ltd	8,159	1,095,754
Total Peru		1,095,754
SOUTH KOREA — 1.2%
LG Chem Ltd	2,947	1,663,296
Total South Korea		1,663,296
TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	116,000	2,047,028
Total Taiwan		2,047,028
UNITED KINGDOM — 9.3%
Associated British Foods PLC	117,988	2,708,436
GSK PLC	105,698	1,856,586
Imperial Brands PLC	48,316	1,212,065
Lloyds Banking Group PLC	5,666,317	3,687,609

Gallery Trust	Mondrian Global Equity
Value Fund
January 31, 2023
(Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED KINGDOM (continued)
Unilever PLC	65,287	$3,314,404
Total United Kingdom		12,779,100
UNITED STATES — 47.6%
Communication Services — 2.4%
Meta Platforms Inc Class A *	22,234	3,312,199
Consumer Discretionary — 1.9%
Amazon.com *	24,898	2,567,731
Consumer Staples — 5.0%
Colgate-Palmolive	41,595	3,100,075
Walmart Inc	26,981	3,881,756
		6,981,831
Energy — 2.1%
Exxon Mobil Corp	24,924	2,891,433
Financials — 9.1%
Berkshire Hathaway Class B *	10,348	3,223,609
Pinnacle Financial Partners	34,648	2,727,837
S&P Global Inc	6,450	2,418,363
Wells Fargo & Co	88,397	4,143,168
		12,512,977
Health Care — 11.2%
AbbVie Inc	21,923	3,239,123
Centene Corp *	36,266	2,764,920
HCA Healthcare Inc	12,724	3,245,511
Johnson & Johnson	18,739	3,062,327
Laboratory Corp of America Holdings	13,442	3,388,998
		15,700,879
Industrials — 2.2%
Stericycle Inc *	56,214	3,024,875
Information Technology — 10.2%
Dell Technologies Inc Class C	70,794	2,875,652
Maximus Inc	26,207	1,961,594
Micron Technology Inc	40,664	2,452,039

Gallery Trust	Mondrian Global Equity
Value Fund
January 31, 2023
(Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Information Technology (continued)
Microsoft Corp	16,971	$4,205,584
Visa Inc Class A	10,515	2,420,659
		13,915,528
Materials — 1.6%
DuPont de Nemours	30,408	2,248,672
Real Estate — 1.9%
American Tower REIT	11,739	2,622,375
Total United States		65,778,500
Total Common Stock
(Cost $130,957,661)		134,167,353

PREFERRED STOCK — 1.4%
SOUTH KOREA — 1.4%
Samsung Electronics Co Ltd**	41,822	1,876,724
Total Preferred Stock
(Cost $2,026,457) .
		1,876,724
Total Value of Securities — 98.7%
(Cost $132,984,118)		$136,044,077

Percentages are based on Net Assets of $137,869,367.

*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MON-QH-001-1400